Leases - Schedule of components of the net investment in finance leases (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Components of the net investment in finance leases
Future minimum lease payment receivable	$ 1,951,659	$ 2,053,619
Estimated residual receivable	290,704	299,919
Gross finance lease receivable	2,242,363	2,353,538
Unearned income	(622,810)	(672,950)
Net investment in finance leases	$ 1,619,553	$ 1,680,588
Customer One | Lease Finance Portfolio Benchmark | Customer Concentration Risk
Components of the net investment in finance leases
Concentration Risk, Percentage	93.00%